Organization and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization and Summary of Significant Accounting Policies

1. Organization and Summary of Significant Accounting Policies

Transcept Pharmaceuticals, Inc. (the “Company”) is a specialty pharmaceutical company focused on the development and commercialization of proprietary products that address important therapeutic needs in the field of neuroscience. The Company’s remaining development candidate is TO-2070, a novel, rapidly absorbed treatment for acute migraine incorporating dihydroergotamine (DHE) as the active drug, which Transcept has developed through the completion of preclinical safety studies, but has not initiated a Phase 1 human pharmacokinetic study. Intermezzo® (zolpidem tartrate) sublingual tablet C-IV is the first FDA approved Transcept product. Purdue Pharmaceutical Products L.P. (“Purdue Pharma”) holds commercialization and development rights for Intermezzo in the United States. The Company operates in one business segment.

In 2013, the Company engaged a financial and strategic advisor to explore a range of alternatives to enhance stockholder value, including but not limited to business combination and/or partnership opportunities, as well as a distribution of a significant amount of cash to stockholders, and dissolution of the Company. In June 2014, the Company distributed $1.33 in cash for each outstanding share of common stock, equal to approximately $25.4 million in the aggregate, to Transcept stockholders by way of a special distribution.

Subsequently, in June 2014, the Company entered into a definitive agreement for a merger with Paratek Pharmaceuticals, Inc. See Note 2 regarding this transaction.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not contain all of the information and footnotes required for complete consolidated financial statements. In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s interim financial information. The accompanying condensed consolidated balance sheet at December 31, 2013 has been derived from our audited financial statements at that date, but does not include all the disclosures required for complete financial statements. The results for the three and six months ended June 30, 2014 are not necessarily indicative of the results to be expected for the full year ending December 31, 2014 or for any other interim period or any other future year.

The accompanying unaudited condensed consolidated financial statements and notes to condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements in its Annual Report on Form 10-K for the year ended December 31, 2013, as filed with the United States Securities and Exchange Commission on March 14, 2014.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management bases its estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates. Management makes estimates when preparing the financial statements including those relating to revenue recognition, clinical trials expense, advertising expense, and stock-based compensation.

Concentration of Risk

The Company is dependent on Purdue Pharma to market and sell Intermezzo in the United States from which all of its royalty and milestone revenue to date has been derived.

Significant Accounting Policies

Principles of Consolidation

The accompanying condensed consolidated financial statements include the results of operations of Transcept Pharmaceuticals, Inc. and its wholly-owned subsidiaries, Transcept Pharma, Inc., and Tigris Merger Sub. Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

Goodwill

Goodwill is not subject to amortization, but is tested for impairment on an annual basis during the third quarter or whenever events or changes in circumstances indicate the carrying amount of these assets may not be recoverable. Goodwill impairment testing is a two-step process and performed on a reporting unit level. In the first step, the Company conducts an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines that it is more likely than not that the fair value of its reporting unit is less than its carrying amount, it then conducts the second step, a two-part test for impairment of goodwill. The Company first compares the fair value of its reporting unit to its carrying value. If the fair value of the reporting unit exceeds the carrying value of the reporting unit’s net assets, goodwill is not considered impaired and no further analysis is required. If the carrying value of the net assets exceeds the fair value of the reporting unit, then the second part of the impairment test must be performed in order to determine the implied fair value of the goodwill. If the carrying value of the goodwill exceeds the implied fair value, then an impairment loss equal to the difference would be recorded. The Company operates in one reporting unit and believes that its market capitalization is indicative of the fair value of the Company.

During the second quarter of 2013, several events occurred that indicated that the carrying amount of goodwill exceeded the fair value of the reporting unit, including:

•	the approximately 30% decline in Intermezzo prescriptions at June 30, 2013 from the peak of the direct to consumer (“DTC”) advertising campaign, which was substantially completed in April 2013; and

•	the May 2013 termination by Purdue of 90 contract sales representatives dedicated exclusively to promoting Intermezzo, resulting in reliance solely on Purdue’s existing analgesics sales force of approximately 525 sales representatives.

As a result of these factors, the Company experienced a 37% decline in its stock price during the quarter ended June 30, 2013. The decline in stock price resulted in a market capitalization of approximately $56.7 million at June 30, 2013 which, when compared to the Company’s stockholders’ equity of $79.9 million, and in consideration of the early nature of ongoing internal research and development, the progress of new product search and evaluation efforts and the declining sales of Intermezzo, was an indication of impairment under step one of the goodwill impairment testing accounting guidance.

Step two of the goodwill test consisted of comparing the fair value of the Company to its carrying value at June 30, 2013. If the carrying value exceeds fair value, then a hypothetical purchase price exercise is to be performed to determine the amount, if any, of goodwill impairment. In determining the fair value of the Company, management considered the Company’s market capitalization, including any premium that would be necessary for an acquirer to obtain control of the Company, as well as net cash and investments on hand at June 30, 2013. In each of these scenarios, the carrying value of the Company exceeded its fair value in excess of the carrying value of goodwill.

The impairment analysis indicated that the entire goodwill balance of $3.0 million was impaired, which was recognized during the three-months ended June 30, 2013. No previous impairments of goodwill had been recognized by the Company.

Revenue Recognition

The Company applies the revenue recognition criteria outlined in Staff Accounting Bulletin No. 104, Revenue Recognition in Financial Statements, and Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 605 Revenue Recognition, sub-topic 25 Multiple-Element Arrangements.

Revenue arrangements with multiple components are divided into separate units of accounting if certain criteria are met, including whether the delivered component has stand-alone value to the customer. Consideration received is allocated among the separate units of accounting based on their relative fair values or if fair value is not determinable, based on the Company’s best estimate of selling price. Applicable revenue recognition criteria are then applied to each of the units.

Revenue is recognized when the four basic criteria of revenue recognition are met: (1) persuasive evidence of an arrangement exists; (2) transfer of technology has been completed or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured.

For each source of revenue, the Company complies with the above revenue recognition criteria in the following manner:

•	Up-front license payments are assessed to determine whether or not the licensee is able to obtain any stand-alone value from the license. Where this is not the case, the Company does not consider the license deliverable to be a separate unit of accounting, and the revenue is deferred with revenue recognition for the license fee assessed in conjunction with the other deliverables that constitute the combined unit of accounting. When the period of deferral cannot be specifically identified from the agreement, management estimates the period based upon provisions contained within the related agreements and other relevant facts. The Company periodically reviews the estimated involvement period, which could impact the deferral period and, therefore, the timing and the amount of revenue recognized. It is possible that future adjustments will be made if actual conditions differ from the Company’s current plan and involvement assumptions;

•	Payments received that are related to substantive, performance-based “at-risk” milestones are recognized as revenue upon achievement of the milestone or event specified in the underlying contracts, which represents the culmination of the earnings process. Amounts received in advance, if any, are recorded as deferred revenue until the milestone is reached; and

•	Royalty revenue from sales of the Company’s licensed product is recognized as earned in accordance with the contract terms when royalties from licensees can be estimated and collectability is reasonably assured.

Advertising

The Company expenses non-direct response advertising as incurred. Advertising expense consisted of the Company’s December 2012 $10.0 million contribution to Purdue Pharma’s national direct-to-consumer (“DTC”) advertising campaign, including digital, print and television advertising to support Intermezzo commercialization. The Company initially recorded the $10.0 million payment to Purdue Pharma as a prepaid expense. This payment was recognized as the advertising costs were incurred. As this payment was made directly to Purdue Pharma, recognition of the expense was recorded as an offset to revenue. At December 31, 2013, Purdue Pharma estimated that approximately $1.8 million of the Company’s original contribution would be returned due to reduced overall DTC campaign spending. Accordingly, $1.8 million was recorded as a receivable and included in prepaid and other current assets at December 31, 2013.

For the three and six months ended June 30, 2013, the offset to revenue totaled $0.3 million and $6.6 million, respectively. As the DTC advertising campaign was completed during 2013, there is no advertising offset to revenue in 2014.

Stock-Based Compensation

The Company records stock-based compensation of stock options granted to employees and directors and of employee stock purchase plan shares by estimating the fair value of stock-based awards using the Black-Scholes option pricing model and amortizing the fair value of the stock-based awards granted over the applicable vesting period. Additionally, the Company is required to include an estimate of the number of awards that will be forfeited in calculating compensation costs, which are recognized over the requisite service period of the awards on a straight-line basis.

The Company recognized employee stock-based compensation costs of $0.5 million and $1.0 million during the three and six months ended June 30, 2014, respectively, and $0.7 million and $1.5 million during the three and six months ended June 30, 2013, respectively. No related tax benefits of stock-based compensation costs have been recognized since the Company’s inception. The Company issued 280,324 and 280,824 shares of common stock for the three and six months ended June 30, 2014, respectively, upon stock option exercises.

During the six months ended June 30, 2013, the Company modified the terms of stock options previously granted to six of its employees in connection with a reduction in force. The modifications included accelerated vesting of certain options and extension of the exercise period after termination with respect to certain of the options. These modifications resulted in additional compensation expense of $23,000. During the six months ended June 30, 2014, the Company modified the terms of stock options previously granted to two former employee to extend the exercise period with respect to certain of the remaining outstanding options resulting in additional compensation of $39,000.

Equity instruments, consisting of stock options granted to consultants, are valued using the Black-Scholes valuation model. The measurement of stock-based compensation is subject to periodic adjustments as the underlying equity instruments vest and is recognized as an expense over the term of the related financing or the period over which services are received. The Company recorded non-employee stock-based compensation costs of $8,000 and $19,000 during the three and six months ended June 30, 2014, respectively and $13,000 and $57,000 during the three and six months ended June 30, 2013, respectively.

Clinical Trials

The Company accrues and expenses costs for clinical trial activities performed by third parties, including clinical research organizations and clinical investigators, based upon estimates made of the work completed as of each reporting date, in accordance with agreements established with contract research organizations and clinical trial sites and the agreed upon fee to be paid for the services. The Company determines these estimates through discussion with internal personnel and outside service providers as to the progress or stage of completion of the trials or services. Costs of setting up clinical trial sites for participation in the trials are expensed immediately as research and development expenses. Clinical trial site costs related to patient enrollment are accrued as patients are entered into the trial and reduced by any initial payment made to the clinical trial site when the first patient is enrolled.

1. Organization and Summary of Significant Accounting Policies

Transcept Pharmaceuticals, Inc. (the “Company”) is a specialty pharmaceutical company focused on the development and commercialization of proprietary products that address important therapeutic needs in the field of neuroscience. The Company’s lead development candidate is TO-2070, a novel, rapidly absorbed treatment for acute migraine incorporating dihydroergotamine (DHE) as the active drug, which Transcept intends to develop through the completion of preclinical safety studies, but currently not including the initiation of a Phase 1 human pharmacokinetic study. Intermezzo® (zolpidem tartrate) sublingual tablet C-IV is the first FDA approved Transcept product. Purdue Pharmaceutical Products L.P. (“Purdue Pharma”) holds commercialization and development rights for Intermezzo in the United States. The Company operates in one business segment.

In 2013, the Company engaged a financial and strategic advisor to explore a range of alternatives to enhance stockholder value, including but not limited to a sale of Transcept, a business combination or collaboration, joint development and partnership opportunities, a distribution of all or a significant amount of cash to stockholders, and liquidation of the Company. The strategic process is both active and ongoing and includes a range of interactions with transaction counterparties. Thus the Company believes it is in the best interest of the stockholders of the Company to allow sufficient opportunity to pursue and consummate one or more of such transactions, and to consider additional alternatives that may materialize in the near future, before making a decision regarding a liquidation of the Company.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management bases its estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates. Management makes estimates when preparing the financial statements including those relating to revenue recognition, clinical trials expense, advertising expense, and stock-based compensation.

Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the results of operations of Transcept Pharmaceuticals, Inc. and its wholly-owned subsidiary, Transcept Pharma, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

The Company invests its excess cash in bank deposits, money market accounts, and other marketable securities. The Company considers all highly liquid investments purchased with a maturity of three months or less from the date of purchase to be cash equivalents. Cash equivalents are carried at fair value. The Company invests in money market securities in a U.S. bank and is exposed to credit risk in the event of default by the financial institution to the extent of amounts recorded on the balance sheet.

Restricted cash consists of a Certificate of Deposit (“CD”) which functions as security for the Company’s credit cards with the domestic financial institution that issued the credit cards. The CD will remain as security concurrent with the continuation of the Company credit card program.

Marketable Securities

All marketable securities have been classified as “available-for-sale” and are carried at fair value as determined based upon quoted market prices. Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such designation as of each balance sheet date. Management views its investment portfolio as available for use in current operations and, accordingly, has reflected all such investments as current assets although the stated maturity of individual investments may be one year or more beyond the balance sheet date. Unrealized gains and losses are included in accumulated other comprehensive loss and reported as a separate component of stockholders’ equity. Realized gains and losses and declines in value judged to be other-than-temporary, if any, on available-for-sale securities are included in other income (expense), net. The cost of securities sold is based on the specific identification method. Interest on marketable securities is included in interest income. The net carrying value of debt securities classified as available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity over the estimated life of the security. Such amortization is computed under the effective interest method and included in interest income.

Property and Equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, which range from two to five years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease term.

Long-Lived Assets

Long-lived assets include property and equipment. The carrying value of long-lived assets is reviewed for impairment whenever events or changes in circumstances indicate that the asset may not be recoverable. An impairment loss is recognized when the total of estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount or appraised value, as appropriate. Through December 31, 2013, there have been no such impairments.

Goodwill

Goodwill is not subject to amortization, but is tested for impairment on an annual basis during the third quarter or whenever events or changes in circumstances indicate the carrying amount of these assets may not be recoverable. Goodwill impairment testing is a two-step process and performed on a reporting unit level. In the first step, the Company conducts an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines that it is more likely than not that the fair value of its reporting unit is less than its carrying amount, it then conducts the second step, a two-part test for impairment of goodwill. The Company first compares the fair value of its reporting units to their carrying values. If the fair values of the reporting units exceed the carrying value of the net assets, goodwill is not considered impaired and no further analysis is required. If the carrying values of the net assets exceed the fair values of the reporting units, then the second part of the impairment test must be performed in order to determine the implied fair value of the goodwill. If the carrying value of the goodwill exceeds the implied fair value, then an impairment loss equal to the difference would be recorded. For 2012, the Company performed its annual goodwill impairment analysis as of September 30, 2012 and concluded that goodwill was not impaired. The Company operates in one reporting unit and believes that its market capitalization is indicative of the fair value of the Company.

During the second quarter of 2013, several events occurred that indicated that the carrying amount of goodwill exceeded the fair value of the reporting unit, including:

•	the approximately 30% decline in Intermezzo prescriptions at June 30, 2013 from the peak of the direct-to-consumer (“DTC”) advertising campaign, which was substantially completed in April 2013; and

•	the May 2013 termination by Purdue of 90 contract sales representatives dedicated exclusively to promoting Intermezzo, resulting in reliance solely on Purdue’s existing analgesics sales force of approximately 525 sales representatives.

As a result of these and other factors, the Company experienced a 37% decline in its stock price during the quarter ended June 30, 2013. The decline in stock price resulted in a market capitalization of approximately $56.7 million at June 30, 2013 which, when compared to the Company’s stockholders’ equity of $79.9 million, and in consideration of the early nature of ongoing internal research and development, the progress of new product search and evaluation efforts and the declining sales of Intermezzo, was an indication of impairment under step one of the goodwill impairment testing accounting guidance.

Step two of the goodwill test consisted of comparing the fair value of the Company to its carrying value at June 30, 2013. If the carrying value exceeds fair value, then a hypothetical purchase price exercise is to be performed to determine the amount, if any, of goodwill impairment. In determining the fair value of the Company, management considered the Company’s market capitalization, including any premium that would be necessary for an acquirer to obtain control of the Company, as well as net cash and investments on hand at June 30, 2013. In each of these scenarios, the carrying value of the Company exceeded its fair value in excess of the carrying value of goodwill.

The impairment analysis indicated that the entire goodwill balance of approximately $3.0 million was impaired, which was recognized during the three-months ended June 30, 2013. No previous impairments of goodwill had been recognized by the Company.

Revenue Recognition

Revenue arrangements with multiple components are divided into separate units of accounting if certain criteria are met, including whether the delivered component has stand-alone value to the customer. Consideration received is allocated among the separate units of accounting based on their relative fair values or if fair value is not determinable, based on the Company’s best estimate of selling price. Applicable revenue recognition criteria are then applied to each of the units.

Revenue is recognized when the four basic criteria of revenue recognition are met: (1) persuasive evidence of an arrangement exists; (2) transfer of technology has been completed or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured.

For each source of revenue, the Company complies with the above revenue recognition criteria in the following manner:

•	Up-front license payments are assessed to determine whether or not the licensee is able to obtain any stand-alone value from the license. Where this is not the case, the Company does not consider the license deliverable to be a separate unit of accounting, and the revenue is deferred with revenue recognition for the license fee assessed in conjunction with the other deliverables that constitute the combined unit of accounting. When the period of deferral cannot be specifically identified from the agreement, management estimates the period based upon provisions contained within the related agreements and other relevant facts. The Company periodically reviews the estimated involvement period, which could impact the deferral period and, therefore, the timing and the amount of revenue recognized. It is possible that future adjustments will be made if actual conditions differ from the Company’s current plan and involvement assumptions;

•	Payments received that are related to substantive, performance-based “at-risk” milestones are recognized as revenue upon achievement of the milestone or event specified in the underlying contracts, which represents the culmination of the earnings process. Amounts received in advance, if any, are recorded as deferred revenue until the milestone is reached; and

•	Royalty revenue from sales of the Company’s licensed product is recognized as earned in accordance with the contract terms when royalties from licensees can be estimated and collectability is reasonably assured.

Research and Development Costs

Research and development costs are expensed as incurred. Research and development costs consist of salaries and benefits, travel and related expenses, lab supplies and facility costs, as well as fees paid to other entities that conduct certain research and development activities on behalf of the Company.

Advertising

The Company expenses non-direct response advertising as incurred. Advertising expense consists of the Company’s $10.0 million contribution to Purdue Pharma’s national direct-to-consumer advertising campaign (the “Program”), including digital, print and television advertising to support Intermezzo commercialization. The Company initially recorded the $10.0 million payment to Purdue Pharma as a prepaid expense. This payment was recognized as the advertising costs were incurred. As this payment was made directly to Purdue Pharma, recognition of the expense is recorded as an offset to revenue. At December 31, 2013, Purdue Pharma estimates that approximately $1.8 million of the Company’s original contribution will be returned due to reduced overall DTC campaign spending. Accordingly, $1.8 million is recorded as a receivable on the accompanying consolidated balance sheet and included in prepaid and other current assets at December 31, 2013.

For the years ended December 31, 2013 and 2012, the offset to revenue totaled $6.8 million and $1.4 million, respectively. There were no remaining prepaid advertising costs at December 31, 2013. Prepaid advertising costs at December 31, 2012 were $8.6 million.

Clinical Trials

The Company accrues and expenses costs for clinical trial activities performed by third parties, including clinical research organizations and clinical investigators, based upon estimates made of the work completed as of the reporting date, in accordance with agreements established with contract research organizations and clinical trial sites and the agreed upon fee to be paid for the services. The Company determines these estimates through discussion with internal personnel and outside service providers as to the progress or stage of completion of the trials or services. Costs of setting up clinical trial sites for participation in the trials are expensed immediately as research and development expenses. Clinical trial site costs related to patient enrollment are accrued as patients are entered into the trial and reduced by any initial payment made to the clinical trial site when the first patient is enrolled.

Stock-Based Compensation

The Company records stock-based compensation of stock options granted to employees and directors and of employee stock purchase plan shares by estimating the fair value of stock-based awards using the Black-Scholes option pricing model and amortizing the fair value of the stock based awards granted over the applicable vesting period. The risk-free interest rate assumption was based on the United States Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future, other than pursuant to any strategic transactions it may undertake. The expected option term calculation incorporates historical employee exercise behavior and post-vesting employee termination rates. Prior to the year ended December 31, 2013, the weighted-average expected life of the options was calculated using the simplified method as prescribed by the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 107 and No. 110 (“SAB No. 107 and 110”). This decision was based on the lack of relevant historical data due to the Company’s limited historical experience. In addition, due to the Company’s limited historical data, the estimated volatility also reflects the application of SAB No. 107 and 110, using the weighted average of the Company’s historical volatility post-merger and the historical volatility of several unrelated public companies within the specialty pharmaceutical industry. Additionally, the Company is required to include an estimate of the number of awards that will be forfeited in calculating compensation costs, which are recognized over the requisite service period of the awards on a straight-line basis. No related tax benefits of stock-based compensation costs have been recognized since the Company’s inception.

Equity instruments, consisting of stock options and warrants granted to consultants, are accounted for at the fair value of the consideration received or the fair value of the equity instrument issued, as calculated using the Black-Scholes model. The measurement of stock-based compensation is subject to periodic adjustments as the underlying equity instruments vest and is recognized as an expense over the period over which services are received.

Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax reporting bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Uncertain tax positions are evaluated in accordance with this topic and if appropriate, the amount of unrecognized tax benefits are recorded within deferred tax assets. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. Currently, there is no provision for income taxes as the Company has incurred operating losses to date. Tax-related interest and penalties, if any, are recorded as other expenses. To date, the Company has incurred no tax-related interest or penalties.

Warrants to Purchase Common Stock

During 2012, 94,556 of the Company’s outstanding warrants expired unexercised. The remaining 61,451 warrants have an exercise price of $8.136 per share and will, if not exercised, expire in 2016.

Concentration of Credit Risk

Financial instruments that are potentially subject to concentration of credit risk consist primarily of cash, cash equivalents, and marketable securities. The Company’s investment policy restricts investments to high-quality investments and limits the amounts invested with any one issuer other than U.S. Treasury debt obligations, U.S. agency debt obligations, or Securities and Exchange Commission (“SEC”) registered money market funds. The goals of the Company’s investment policy are as follows: preservation of capital, fulfillment of liquidity needs, maximization of investment performance and fiduciary control of cash and investments. The Company’s exposure to market risk is limited primarily to interest income sensitivity, which is affected by changes in the general level of United States interest rates, particularly because the majority of the Company’s investments are in short-term debt securities.

Concentration of Risk

The Company is dependent on Purdue Pharma to market and sell Intermezzo from which all of its royalty and milestone revenue to date has been derived.